FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of carrying amount and the fair value of the assets and liabilities
The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2024 and 2023:

	Note	December 31, 2024		December 31, 2023
		Carrying amount	Fair Value	Carrying amount	Fair Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	5.1	23,035,281	23,035,281	12,096,407	12,096,407
Debt instruments at fair value through OCI	5.1	5,084,416	5,084,416	6,148,177	6,148,177
Debt instruments at amortized cost	5.1	8,404,878	8,403,740	6,848,082	6,840,867
Derivative financial instruments	5.2	2,938,142	2,938,142	6,252,270	6,252,270
Equity securities at fair value	5.1	1,011,310	1,011,310	543,210	543,210
Other financial instruments	5.1	34,385	34,385	38,319	38,319
Loans and advances to customers at amortized cost, net	6	263,274,170	269,345,583	237,728,544	238,771,724
Investment properties	9	5,580,109	5,580,109	4,709,911	4,709,911
Investments in associates(1)	8	1,830,884	1,830,884	1,670,782	1,670,782
Total		311,193,575	317,263,850	276,035,702	277,071,667
Liabilities
Deposits by customers	15	279,059,401	279,463,012	247,941,180	249,340,519
Interbank deposits	16	716,493	716,493	606,141	606,141
Repurchase agreements and other similar secured borrowing	16	1,060,472	1,060,472	470,295	470,295
Derivative financial instruments	5.2	2,679,643	2,679,643	6,710,364	6,710,364
Borrowings from other financial institutions	17	15,689,532	15,689,532	15,648,606	15,648,606
Preferred shares		584,204	407,174	584,204	394,550
Debt instruments in issue	18	11,275,216	11,389,498	14,663,576	14,468,650
Total		311,064,961	311,405,824	286,624,366	287,639,125
(1)It corresponds to investments in associates P.A. Viva Malls, P.A. Distrito Vera and Fideicomiso Locales Distrito Vera. For further information see Note 8. Investments in associates and joint ventures.

Schedule of fair-value hierarchy levels the Bank's assets that are measured at fair value on a recurring basis
The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2024 and 2023:

Financial Assets
Type of instrument	December 31, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	10,625,153	1,019,028	-	11,644,181	4,363,135	362,470	-	4,725,605
Securities issued or secured by government entities	-	118,760	-	118,760	-	84,990	-	84,990
Securities issued by other financial institutions	140,703	513,040	77,821	731,564	41,003	654,446	78,729	774,178
Securities issued by foreign governments	6,191,395	4,092,055	-	10,283,450	3,621,960	2,652,440	-	6,274,400
Corporate bonds	124,812	98,255	34,259	257,326	125,010	97,940	14,284	237,234
Total debt instruments at fair value through profit or loss	17,082,063	5,841,138	112,080	23,035,281	8,151,108	3,852,286	93,013	12,096,407
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	35,570	-	2,648,355	2,683,925	61,427	-	2,664,295	2,725,722
Securities issued by other financial institutions	119,479	107,614	49,744	276,837	224,049	149,257	-	373,306
Securities issued by foreign governments	368,736	1,115,810	-	1,484,546	1,675,193	762,803	-	2,437,996
Corporate bonds	60,922	747	577,439	639,108	63,475	547,678	-	611,153
Total debt instruments at fair value through OCI	584,707	1,224,171	3,275,538	5,084,416	2,024,144	1,459,738	2,664,295	6,148,177
Total debt instruments	17,666,770	7,065,309	3,387,618	28,119,697	10,175,252	5,312,024	2,757,308	18,244,584
Equity securities
Equity securities	31,086	262,351	717,873	1,011,310	89,128	69,400	384,682	543,210
Total equity securities	31,086	262,351	717,873	1,011,310	89,128	69,400	384,682	543,210
Other financial assets
Other financial assets	-	-	34,385	34,385	-	-	38,319	38,319
Total other financial assets	-	-	34,385	34,385	-	-	38,319	38,319
Derivative financial instruments
Forwards
Foreign exchange contracts	-	617,961	466,869	1,084,830	-	3,308,258	1,073,648	4,381,906
Equity contracts	-	298	51,347	51,645	-	152	2,863	3,015
Total forwards	-	618,259	518,216	1,136,475	-	3,308,410	1,076,511	4,384,921
Swaps
Foreign exchange contracts	-	1,200,777	262,479	1,463,256	-	1,066,915	237,422	1,304,337
Interest rate contracts	105,560	114,980	15,493	236,033	130,792	206,011	15,621	352,424
Total swaps	105,560	1,315,757	277,972	1,699,289	130,792	1,272,926	253,043	1,656,761
Options
Foreign exchange contracts	161	36,207	66,010	102,378	6	136,979	73,603	210,588
Total options	161	36,207	66,010	102,378	6	136,979	73,603	210,588
Total derivative financial instruments	105,721	1,970,223	862,198	2,938,142	130,798	4,718,315	1,403,157	6,252,270
Investment properties
Lands	-	-	499,833	499,833	-	-	325,394	325,394
Buildings	-	-	5,080,276	5,080,276	-	-	4,384,517	4,384,517
Total investment properties	-	-	5,580,109	5,580,109	-	-	4,709,911	4,709,911
Investment in associates at fair value
Investment in associates at fair value	-	-	1,830,884	1,830,884	-	-	1,670,782	1,670,782
Total investment in associates at fair value	-	-	1,830,884	1,830,884	-	-	1,670,782	1,670,782
Total	17,803,577	9,297,883	12,413,067	39,514,527	10,395,178	10,099,739	10,964,159	31,459,076

Schedule of fair-value hierarchy levels the Bank's liabilities that are measured at fair value on a recurring basis

Financial liabilities
Type of instrument	December 31, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	885,520	86,775	972,295	-	4,458,528	67,825	4,526,353
Equity contracts	-	89	1,278	1,367	-	8,629	1,852	10,481
Total forwards	-	885,609	88,053	973,662	-	4,467,157	69,677	4,536,834
Swaps
Foreign exchange contracts	-	1,264,593	67,838	1,332,431	-	1,388,113	102,973	1,491,086
Interest rate contracts	102,701	160,721	27,646	291,068	126,728	312,051	11,078	449,857
Total swaps	102,701	1,425,314	95,484	1,623,499	126,728	1,700,164	114,051	1,940,943
Options
Foreign exchange contracts	421	82,061	-	82,482	19	232,568	-	232,587
Total options	421	82,061	-	82,482	19	232,568	-	232,587
Total derivative financial instruments	103,122	2,392,984	183,537	2,679,643	126,747	6,399,889	183,728	6,710,364
Total	103,122	2,392,984	183,537	2,679,643	126,747	6,399,889	183,728	6,710,364

Schedule of fair-value hierarchy levels the Bank's assets and liabilities that are not measured at fair value in the statement of financial position
The following table presents for each of the fair-value hierarchy levels the Bank’s assets and liabilities that are not measured at fair value in the Statement of Financial Position, but for which the fair value is disclosed at December 31, 2024 and December 31, 2023:

Assets
Type of instrument	December 31, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Debt instruments
Securities issued by the Colombian Government	156,209	-	-	156,209	67,514	-	-	67,514
Securities issued or secured by government entities	-	46,272	3,326,959	3,373,231	-	49,980	3,075,936	3,125,916
Securities issued by other financial institutions	284,281	57,091	250,508	591,880	209,178	280,662	55,112	544,952
Securities issued by foreign governments	412,579	227,076	-	639,655	150,695	377,560	-	528,255
Corporate bonds	1,050,588	14,017	2,578,160	3,642,765	774,624	12,620	1,786,986	2,574,230
Total – Debt instruments	1,903,657	344,456	6,155,627	8,403,740	1,202,011	720,822	4,918,034	6,840,867
Loans and advances to customers, net	-	-	269,345,583	269,345,583	-	-	238,771,724	238,771,724
Total	1,903,657	344,456	275,501,210	277,749,323	1,202,011	720,822	243,689,758	245,612,591

Liabilities
Type of instruments	December 31, 2024				December 31, 2023
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Deposits by customers	-	60,894,992	218,568,020	279,463,012	-	60,236,355	189,104,164	249,340,519
Interbank deposits	-	-	716,493	716,493	-	-	606,141	606,141
Repurchase agreements and other similar secured borrowing	-	-	1,060,472	1,060,472	-	-	470,295	470,295
Borrowings from other financial institutions	-	-	15,689,532	15,689,532	-	-	15,648,606	15,648,606
Debt instruments in issue	5,811,412	2,669,991	2,908,095	11,389,498	8,021,700	4,025,322	2,421,628	14,468,650
Preferred shares	-	-	407,174	407,174	-	-	394,550	394,550
Total	5,811,412	63,564,983	239,349,786	308,726,181	8,021,700	64,261,677	208,645,384	280,928,761

Schedule of Items Measured at fair value on a non-recurring basis	The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2024				December 31, 2023
Type of instruments	Fair-value hierarchy			Total fair value	Fair-value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Machinery and equipment	-	-	10,085	10,085	-	-	11,702	11,702
Real estate for residential purposes	-	-	133,863	133,863	-	-	117,476	117,476
Real estate different from residential properties	-	-	29,794	29,794	-	-	30,273	30,273
Total	-	-	173,742	173,742	-	-	159,451	159,451

Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs
The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs at December 31, 2024 and 2023:
As of December 31, 2024

Type of instruments	Balance, January 1, 2024	Included in earnings	OCI	Purchases	Settlement	Reclassifications(1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, December 31, 2024
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	78,729	2,042	-	14,696	(12,157)	-	(3,117)	3,195	(5,567)	77,821
Corporate bonds	14,284	538	-	2,994	-	-	-	16,443	-	34,259
Total	93,013	2,580	-	17,690	(12,157)	-	(3,117)	19,638	(5,567)	112,080
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	2,664,295	-	157,708	2,490,647	(2,664,295)	-	-	-	-	2,648,355
Securities issued or secured by other financial entities	-	-	(272)	50,016	-	-	-	-	-	49,744
Corporate bonds	-	-	1,892	71,517	-	-	-	504,030	-	577,439
Total	2,664,295	-	159,328	2,612,180	(2,664,295)	-	-	504,030	-	3,275,538
Derivative financial instruments
Foreign exchange contracts	1,384,673	(45,870)	-	592,047	(1,193,801)	(11,487)	-	155,582	(85,786)	795,358
Interest rate contracts	15,621	(2,591)	-	6,910	(3,606)	(138)	-	3,909	(4,612)	15,493
Equity contracts	2,863	-	-	51,347	(2,863)	-	-	-	-	51,347
Total	1,403,157	(48,461)	-	650,304	(1,200,270)	(11,625)	-	159,491	(90,398)	862,198
Equity securities
Equity securities	384,682	48,562	50,303	261,301	(26,973)	-	-	-	(2)	717,873
Total	384,682	48,562	50,303	261,301	(26,973)	-	-	-	(2)	717,873
Other financial instruments
Other financial instruments	38,319	(5,646)	-	1,712	-	-	-	-	-	34,385
Total	38,319	(5,646)	-	1,712	-	-	-	-	-	34,385
Investment in associates
P.A. Viva Malls	1,661,679	155,824	-	-	-	-	-	-	-	1,817,503
P.A. Distrito Vera	9,103	(401)	-	5,186	(563)	-	-	-	-	13,325
Fideicomiso Locales Distrito Vera	-	(5)	-	61	-	-	-	-	-	56
Total	1,670,782	155,418	-	5,247	(563)	-	-	-	-	1,830,884
Total Assets	6,254,248	152,453	209,631	3,548,434	(3,904,258)	(11,625)	(3,117)	683,159	(95,967)	6,832,958
Liabilities
Derivative financial instruments
Foreign exchange contracts	170,798	48,127	-	114,156	(95,051)	(11,487)	-	3,194	(75,124)	154,613
Interest rate contracts	11,078	(50)	-	206	(4,595)	(138)	-	27,432	(6,287)	27,646
Equity contracts	1,852	-	-	1,278	(1,852)	-	-	-	-	1,278
Total	183,728	48,077	-	115,640	(101,498)	(11,625)	-	30,626	(81,411)	183,537
Total liabilities	183,728	48,077	-	115,640	(101,498)	(11,625)	-	30,626	(81,411)	183,537
(1)From derivative assets to derivative liabilities classified in level 3 and vice versa.
As of December 31, 2023

Type of instruments	Balance, January 1, 2023	Included in earnings	OCI	Purchases	Settlement	Reclassifications(1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, December 31, 2023
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued by the Colombian Government	-	(4,150)	-	4,150	-	-	-	-	-	-
Securities issued or secured by other financial entities	81,389	12,869	-	2,639	(12,767)	-	(9,613)	4,212	-	78,729
Corporate bonds	-	-	-	-	-	-	-	14,284	-	14,284
Total	81,389	8,719	-	6,789	(12,767)	-	(9,613)	18,496	-	93,013
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	-	-	173,648	2,490,647	-	-	-	-	-	2,664,295
Total	-	-	173,648	2,490,647	-	-	-	-	-	2,664,295
Derivative financial instruments
Foreign exchange contracts	1,163,336	(60,699)	-	1,295,089	(812,275)	(13,559)	-	46,459	(233,678)	1,384,673
Interest rate contracts	29,170	(10,694)	-	6,957	(4,593)	(38)	-	525	(5,706)	15,621
Equity contracts	105	-	-	2,863	(105)	-	-	-	-	2,863
Total	1,192,611	(71,393)	-	1,304,909	(816,973)	(13,597)	-	46,984	(239,384)	1,403,157
Equity securities
Equity securities	462,253	(3,577)	(8,087)	6,740	(72,647)	-	-	-	-	384,682
Total	462,253	(3,577)	(8,087)	6,740	(72,647)	-	-	-	-	384,682
Other financial instruments
Other financial instruments	42,171	(13,746)	-	9,894	-	-	-	-	-	38,319
Total	42,171	(13,746)	-	9,894	-	-	-	-	-	38,319
Investment in associates
P.A. Viva Malls	1,530,459	128,028	-	3,192	-	-	-	-	-	1,661,679
P.A. Distrito Vera	1,697	1,179	-	6,227	-	-	-	-	-	9,103
Total	1,532,156	129,207	-	9,419	-	-	-	-	-	1,670,782
Total Assets	3,310,580	49,210	165,561	3,828,398	(902,387)	(13,597)	(9,613)	65,480	(239,384)	6,254,248
Liabilities
Derivative financial instruments
Foreign exchange contracts	348,027	15,346	-	164,179	(329,858)	(13,559)	-	4,330	(17,667)	170,798
Interest rate contracts	51,662	(6,297)	-	3,628	(41,002)	(38)	-	3,734	(609)	11,078
Equity contracts	-	-	-	1,852	-	-	-	-	-	1,852
Total	399,689	9,049	-	169,659	(370,860)	(13,597)	-	8,064	(18,276)	183,728
Total liabilities	399,689	9,049	-	169,659	(370,860)	(13,597)	-	8,064	(18,276)	183,728
(1)From derivative assets to derivative liabilities classified in level 3 and vice versa.

Schedule of transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2
The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between level 1 and level 2 as of December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
Type of instruments	Transfers level 1 to level 2	Transfers level 2 to level 1	Transfers level 1 to level 2	Transfers level 2 to level 1
In millions of COP
Debt instruments at fair value though profit or loss
Securities issued by the Colombian Government	202,779	-	-	-
Securities issued or secured by foreign government	26,866	929	1,712	-
Securities issued or secured by government entities	-	-	13,619	-
Corporate bonds	-	-	-	8,397
Securities issued or secured by other financial entities	-	-	1,848	-
Total	229,645	929	17,179	8,397
Debt instruments at fair value through OCI
Securities issued or secured by foreign government	467,133	137,884	572,800	-
Securities issued or secured by other financial entities	-	-	64,944	-
Corporate bonds	-	-	-	95,572
Total	467,133	137,884	637,744	95,572
Equity securities
Equity securities	63,827	-	13,740	7
Total	63,827	-	13,740	7

Schedule of significant unobservable inputs related to the Bank's material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions
As of December 31, 2024

Type of instruments	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	0.14% to 10.66%	3.61%	61,474	65,164
TIPS	63,280	Discounted cash flow	Prepayment Speed	n/a	n/a	65,081	n/a
			Prepayment Speed	n/a	n/a	60,732	n/a
Other bonds	62,558	Discounted cash flow	Interest rate	0.10% to 1.12%	0.94%	61,003	64,177
Time deposits	1,727	Discounted cash flow	Yield / Interest rate	0.91% to 6.40%	3.36%	1,441	1,772
Total securities issued by other financial institutions	127,565
Securities issued by the Colombian Government
Bonds by government entities	2,648,355	Discounted cash flow	Yield	1.18% to 1.18%	1.18%	2,639,349	2,660,301
Corporate bonds
Corporate bonds	611,698	Discounted cash flow	Yield	0.00% to 5.25%	0.98%	573,929	647,264
Total debt instruments	3,387,618
Equity securities
Equity securities	717,873	Price-based	Price	n/a	n/a	n/a	n/a
Other financial instruments
Other financial instruments	34,385	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	430,163	Discounted cash flow	Credit spread / Yield	0.00% to 20.80%	7.05%	429,581	430,753
Swaps	182,488	Discounted cash flow	Credit spread	0.00% to 56.14%	4.03%	166,650	204,677
Options	66,010	Discounted cash flow	Credit spread	0.12% to 34.75%	0.50%	65,512	66,242
Total derivative financial instruments	678,661
Investment in associates
P.A. Viva Malls	1,817,503	Price-based	Price	n/a	n/a	n/a	n/a
P.A. Distrito Vera	13,325	Price-based	Price	n/a	n/a	n/a	n/a
Fideicomiso Locales Distrito Vera	56	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	1,830,884
As of December 31, 2023

Type of instruments	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	2.06% to 10.73%	5.48%	70,982	75,852
TIPS	74,087	Discounted cash flow	Prepayment Speed	n/a	n/a	78,953	n/a
			Prepayment Speed	n/a	n/a	73,271	n/a
Time deposits	4,642	Discounted cash flow	Yield / Interest rate	2.15% to 5.70%	3.78%	4,277	4,701
Total securities issued by other financial institutions	78,729
Securities issued by the Colombian Government
Bonds by government entities	2,664,295	Discounted cash flow	Yield	0.00% to 1.18%	1.17%	2,658,010	2,679,372
Corporate bonds
Corporate bonds	14,284	Discounted cash flow	Yield	3.49% to 3.49%	3.49%	13,700	14,912
Total debt instruments	2,757,308
Equity securities
Equity securities	384,682	Price-based	Price	n/a	n/a	n/a	n/a
Other financial instruments
Other financial instruments	38,319	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	1,006,834	Discounted cash flow	Credit spread / Yield	0.00% to 50.58%	7.22%	1,004,399	1,009,283
Swaps	138,992	Discounted cash flow	Credit spread	0.00% to 63.39%	5.86%	139,451	138,577
Options	73,603	Discounted cash flow	Credit spread	0.13% to 33.77%	0.57%	73,048	73,870
Total derivative financial instruments	1,219,429
Investment in associates
P.A. Viva Malls	1,661,679	Price-based	Price	n/a	n/a	n/a	n/a
P.A. Distrito Vera	9,103	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	1,670,782